Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2022
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Capital Commitments

	SA Rand
Figures in million	2022	2021
Capital expenditure commitments
Contracts for capital expenditure[1]	1 839	341
Share of joint operation's contracts for capital expenditure	105	32
Authorised by the directors but not contracted for	6 300	7 425
Total capital commitments	8 244	7 798

Disclosure of Guarantees

	SA Rand
Figures in million	2022	2021
Guarantees
Guarantees and suretyships	500	481
Environmental guarantees[1]	479	479
Total guarantees	979	960
1At 30 June 2022 R150 million (2021: R146 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions. Refer to note 17.